UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        C. V. Starr & Co., Inc.
Address:     399 Park Avenue
             New York, NY 10022

Form 13F File Number: 28-14416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael J. Horvath
Title:     Counsel
Phone:     212-230-5074

Signature, Place, and Date of Signing:

       /s/ Michael J. Horvath             New York, NY         May 12, 2011
--------------------------------------   --------------    -------------------
             Signature                    City, State             Date

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          10

Form 13F Information Table Value Total:     315,662
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
FORM 13F INFORMATION TABLE

COLUMN 1            COLUMN 2        COLUMN 3     COLUMN 4           COLUMN 5          COLUMN 6    COLUMN 7          COLUMN 8
----------------    -------------   ----------   -------  --------------------------  ----------  --------  ------------------------
                      TITLE OF                   VALUE    SHRS OR              PUT/   INVESTMENT  OTHER
 NAME OF ISSUER        CLASS          CUSIP      (X1000)  PRN AMT    SH/PRN    CALL   DISCRETION  MANAGER    SOLE      SHARED   NONE
-----------------   --------------  ----------   ------   --------  ---------  -----  ----------  --------  ---------  -------  ----

BANK OF AMERICA
  CORPORATION       COM             060505104     5,065    Shares     380,000            Sole               380,000
HILLTOP HOLDINGS
  INC               COM             432748101    18,885    Shares   1,880,956            Sole             1,880,956
FLY LEASING LTD     SPONSORED ADR   34407D109    15,402    Shares   1,113,700            Sole             1,113,700
ISHARES INC         MSCI BRIC INDX  464286657    42,764    Shares     850,000            Sole               850,000
ISHARES MSCI TR     MSCI EAFE IDX   464287465    42,477    Shares     707,000            Sole               707,000
SPDR S&P 500
  ETF TR            TR UNIT         78462F103    86,846    Shares     655,000            Sole               655,000
VANGUARD INTL
  EQUITY INDEX F    EMR MKT ETF     922042858    45,279    Shares     925,000            Sole               925,000
CHINA CORD BLOOD
  CORP              SHS             G21107100     3,143    Shares     964,116            Sole               964,116
CHINA MEDIAEXPRESS
  HLDGS INC         COM             169442100    36,180    Shares   3,045,455            Sole             3,045,455
CONCORD MED SVCS
  HLDGS LTD         SPONSORED ADR   206277105    19,621    Shares   3,472,667            Sole             3,472,667
